Nuveen AMT-Free Municipal Value Fund
Portfolio of Investments July 31, 2022
(Unaudited)
NUW
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 100.4%
X 277,623,156 MUNICIPAL BONDS - 100.0%
X 277,623,156
Alaska - 0.3%
$ 800 Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Senior Series 2021A Class 1, 5.000%, 6/01/31
No Opt. Call A $ 897,992
Arizona - 1.8%
345 Phoenix Civic Improvement Corporation, Arizona, Excise Tax Revenue
Bonds, Subordinate Lien Series 2020A, 4.000%, 7/01/45
7/30 at 100.00 AAA 351,514
1,035 Phoenix Civic Improvement Corporation, Arizona, Water System Revenue
Bonds, Junior Lien Series 2021A, 5.000%, 7/01/45
7/31 at 100.00 AAA 1,185,199
3,045 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%,
12/01/37
No Opt. Call A3 3,376,874
4,425 Total Arizona 4,913,587
California - 11.1%
1,730 Anaheim Public Financing Authority, California, Lease Revenue Bonds,
Public Improvement Project, Series 1997C, 0.000%, 9/01/30 - AGM
Insured
No Opt. Call AA 1,345,507
45 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 BBB+ 42,655
340 California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, San Diego County Water Authoriity Desalination Project Pipeline,
Refunding Series 2019, 5.000%, 11/21/45, 144A
1/29 at 100.00 BBB 355,140
2,040 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Private Activity/Non AMT Refunding
Subordinate Series 2019C, 5.000%, 5/15/30
5/29 at 100.00 Aa3 2,370,256
450 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009A, 6.500%, 11/01/39
No Opt. Call A 569,912
10,200 Palomar Pomerado Health, California, General Obligation Bonds, Series
2009A, 7.000%, 8/01/38 - AGC Insured
8/29 at 100.00 AA 12,243,162
1,030 Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1, Series
2011A, 0.000%, 8/01/35
No Opt. Call Aa2 678,502
2,470 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Governmental Purpose Second Series
2017B, 5.000%, 5/01/47
5/27 at 100.00 A1 2,655,917
12,955 San Ysidro School District, San Diego County, California, General
Obligation Bonds, 1997 Election Series 2012G, 0.000%, 8/01/35 - AGM
Insured
No Opt. Call AA 8,016,165
5,185 San Ysidro School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2015, 0.010%, 8/01/44
8/25 at 36.88 AA 1,728,938
115 Vernon, California, Electric System Revenue Bonds, Series 2021A, 5.000%,
4/01/28
No Opt. Call N/R 127,648
700 Victor Elementary School District, San Bernardino County, California,
General Obligation Bonds, Series 2002A, 0.000%, 8/01/24 - FGIC
Insured
No Opt. Call Aa3 671,384
37,260 Total California 30,805,186

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NUW
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado - 5.2%
$ 3,025 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/44
8/29 at 100.00 BBB+ $ 3,217,783
Denver Convention Center Hotel Authority, Colorado,
Revenue Bonds, Convention Center Hotel, Refunding
Senior Lien Series 2016:
1,000 5.000%, 12/01/30 12/26 at 100.00 Baa2 1,062,430
1,500 5.000%, 12/01/36 12/26 at 100.00 Baa2 1,557,660
3,540 Denver Health and Hospitals Authority, Colorado, Healthcare Revenue
Bonds, Series 2019A, 4.000%, 12/01/37
12/29 at 100.00 BBB 3,480,457
5,885 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series
2004A, 0.000%, 9/01/34 - NPFG Insured
No Opt. Call A 3,755,219
1,000 Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008, 6.500%, 11/15/38
No Opt. Call AA- 1,281,390
15,950 Total Colorado 14,354,939
Delaware - 0.2%
Delaware River and Bay Authority, Delaware and New
Jersey, Revenue Bonds, Series 2014A:
150 4.125%, 1/01/39 1/24 at 100.00 A1 151,602
200 5.000%, 1/01/44 1/24 at 100.00 A1 207,390
130 Delaware River and Bay Authority, Delaware and New Jersey, Revenue
Bonds, Series 2019, 4.000%, 1/01/44
1/29 at 100.00 A1 131,357
480 Total Delaware 490,349
District of Columbia - 1.0%
90 District of Columbia Tobacco Settlement Corporation, Tobacco Settlement
Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33
No Opt. Call A- 93,859
1,735 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital improvement Projects,
Refunding & Subordinate Lien Series 2019B, 5.000%, 10/01/47
10/29 at 100.00 A- 1,827,268
725 Washington Metropolitan Area Transit Authority, Dedicated Revenue
Bonds, Green Series 2021A, 5.000%, 7/15/41
7/31 at 100.00 AA 840,304
2,550 Total District of Columbia 2,761,431
Florida - 3.3%
1,655 Fort Myers, Florida, Utility System Revenue Bonds, Refunding Series
2019A, 4.000%, 10/01/49
10/28 at 100.00 Aa3 1,669,763
500 Gainesville, Florida, Utilities System Revenue Bonds, Series 2017A,
5.000%, 10/01/37
10/27 at 100.00 Aa3 552,550
1,605 Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional
Health, Series 2015, 5.000%, 11/15/45
11/24 at 100.00 A2 1,646,987
535 Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue
Bonds, City Center/Historic Convention Village, Series 2015A, 5.000%,
2/01/44 - AGM Insured
2/24 at 100.00 AA 556,400
3,350 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Refunding Series 2017B, 5.000%, 10/01/32
10/25 at 100.00 AA- 3,603,427
510 Putnam County Development Authority, Florida, Pollution Control
Revenue Bonds, Seminole Electric Cooperatice, Inc. Project, Refunding
Series 2018B, 5.000%, 3/15/42
5/28 at 100.00 A- 561,464
805 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (4)
8/22 at 100.00 N/R 645,803

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 880 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (5)
8/22 at 100.00 N/R $ 9
9,840 Total Florida 9,236,403
Georgia - 3.0%
2,470 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Georgia Power Company, Fourth Series 1994, 2.250%, 10/01/32,
(Mandatory Put 5/25/23)
No Opt. Call A- 2,458,959
2,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2017B, 5.500%, 2/15/42
2/27 at 100.00 AA 2,155,060
1,470 Municipal Electric Authority of Georgia, General Resolution Projects
Subordinated Bonds, Series 20188HH, 5.000%, 1/01/44
1/28 at 100.00 A1 1,570,475
2,000 Municipal Electric Authority of Georgia, Project One Revenue Bonds,
Subordinate Lien Series 2015A, 5.000%, 1/01/35
1/25 at 100.00 A2 2,090,240
7,940 Total Georgia 8,274,734
Illinois - 8.1%
2,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A- 2,166,840
Chicago, Illinois, General Obligation Bonds, City Colleges,
Series 1999:
470 0.000%, 1/01/33 - FGIC Insured No Opt. Call BBB+ 309,824
3,000 0.000%, 1/01/37 - FGIC Insured No Opt. Call BBB+ 1,600,020
2,000 Cook County, Illinois, Sales Tax Revenue Bonds, Series 2017, 5.000%,
11/15/38
11/27 at 100.00 AA- 2,209,340
1,800 Evanston, Cook County, Illinois, General Obligation Bonds, Corporate
Purpose Series 2019A, 5.000%, 12/01/43
12/29 at 100.00 AA+ 2,026,656
3,500 Illinois Finance Authority, State of Illinois Clean Water Initiative Revolving
Fund Revenue Bonds, Series 2017, 5.000%, 7/01/37
1/27 at 100.00 N/R 3,835,965
1,500 Illinois State, General Obligation Bonds, November Series 2017D, 5.000%,
11/01/27
No Opt. Call BBB 1,653,240
525 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/27
No Opt. Call BBB 574,791
495 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A, 4.000%, 6/15/50
12/29 at 100.00 BBB+ 468,156
11,420 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/37 -
NPFG Insured
No Opt. Call BBB+ 5,975,401
615 University of Illinois, Health Services Facilities System Revenue Bonds,
Series 2013, 6.000%, 10/01/42
10/23 at 100.00 A- 639,219
Will County Community Unit School District 201-U
Crete-Monee, Illinois, General Obligation Bonds, Capital
Appreciation Series 2004:
300 0.000%, 11/01/23 - NPFG Insured, (ETM) No Opt. Call Baa2 (6) 293,205
340 0.000%, 11/01/23 - NPFG Insured, (ETM) No Opt. Call N/R (6) 332,710
355 0.000%, 11/01/23 - NPFG Insured No Opt. Call N/R 345,593
50 0.000%, 11/01/23 - NPFG Insured, (ETM) No Opt. Call N/R (6) 48,928
28,370 Total Illinois 22,479,888

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NUW
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Indiana - 0.5%
$ 1,500 Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E,
0.000%, 2/01/25 - AMBAC Insured
No Opt. Call AA $ 1,421,340
Kentucky - 3.5%
1,150 Kenton County Airport Board, Kentucky, Airport Revenue Bonds,
Cincinnati/Northern Kentucky International Airport, Series 2016, 5.000%,
1/01/29
1/26 at 100.00 A1 1,252,200
1,000 Kentucky Bond Development Corporation, Transient Room Tax Revenue
Bonds, Lexington Center Corporation Project, Series 2018A, 5.000%,
9/01/43
9/28 at 100.00 A2 1,105,220
2,500 Kentucky Economic Development Finance Authority, Louisville Arena
Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2017A,
5.000%, 12/01/47 - AGM Insured
12/22 at 100.00 AA 2,522,025
1,000 Kentucky Economic Development Finance Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/32
8/29 at 100.00 BBB+ 1,094,900
3,750 Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A, 5.000%, 1/01/45
7/25 at 100.00 BBB+ 3,868,050
9,400 Total Kentucky 9,842,395
Maine - 1.6%
1,545 Maine Turnpike Authority, Turnpike Revenue Bonds, Series 2020, 5.000%,
7/01/36
7/30 at 100.00 AA- 1,782,807
2,425 University of Maine, System Revenue Bonds, Series 2022, 5.000%, 3/01/47 3/32 at 100.00 N/R 2,711,756
3,970 Total Maine 4,494,563
Maryland - 3.1%
Baltimore, Maryland, Convention Center Hotel Revenue
Bonds, Refunding Series 2017:
1,150 5.000%, 9/01/33 9/27 at 100.00 CCC 1,155,094
2,250 5.000%, 9/01/34 9/27 at 100.00 CCC 2,255,535
5,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, MedStar Health Issue, Series 2017A, 5.000%, 5/15/42
5/27 at 100.00 A 5,334,300
8,400 Total Maryland 8,744,929
Michigan - 0.9%
1,000 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne Criminal Justice Center Project, Senior Lien
Series 2018, 5.000%, 11/01/43
11/28 at 100.00 Aa3 1,118,060
1,210 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020B-1-CL2, 5.000%, 6/01/49
12/30 at 100.00 BBB- 1,254,976
2,210 Total Michigan 2,373,036
Minnesota - 1.2%
1,145 Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series
2017A, 5.000%, 12/01/47
12/26 at 100.00 AA 1,266,943
700 Southern Minnesota Municipal Power Agency, Badger Coulee Project
Revenue Bonds, Series 2019A, 5.000%, 1/01/32
1/30 at 100.00 AA- 818,034
1,000 University of Minnesota, General Obligation Bonds, Series 2017A, 5.000%,
9/01/36
9/27 at 100.00 Aa1 1,111,380
2,845 Total Minnesota 3,196,357

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Montana - 0.9%
Montana Facility Finance Authority, Montana, Health
Facilities Reveue Bonds, Bozeman Deaconess Health
Services Obligated Group, Series 2021A:
$ 500 5.000%, 6/01/31 No Opt. Call A $ 570,605
640 4.000%, 6/01/38 6/31 at 100.00 A 649,408
1,245 4.000%, 6/01/40 6/31 at 100.00 A 1,259,629
2,385 Total Montana 2,479,642
Nebraska - 0.2%
500 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Series 2012, 5.000%, 9/01/42
9/22 at 100.00 A2 501,330
Nevada - 5.5%
3,000 Clark County, Nevada, General Obligation Bonds, Transportation
Improvement, Limited Tax, Additionally Secured by Pledged Revenue
Series 2018B, 5.000%, 12/01/33
12/28 at 100.00 AA+ 3,426,420
4,000 Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds,
Series 2018C, 5.250%, 7/01/43
7/28 at 100.00 Aa3 4,480,080
Las Vegas Convention and Visitors Authority, Nevada,
Revenue Bonds, Series 2019B:
3,015 5.000%, 7/01/36 7/29 at 100.00 Aa3 3,417,834
1,665 5.000%, 7/01/37 7/29 at 100.00 Aa3 1,882,699
2,000 Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Refunding Series 2015, 5.000%, 6/01/39
12/24 at 100.00 Aa1 2,120,560
60 Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District
1 Legends at Sparks Marina, Refunding Senior Series 2019A, 2.750%,
6/15/28, 144A
No Opt. Call Ba2 55,145
13,740 Total Nevada 15,382,738
New Jersey - 7.3%
Camden County Improvement Authority, New Jersey,
Health Care Redevelopment Revenue Bonds, Cooper
Health System Obligated Group Issue, Refunding Series
2014A:
105 5.000%, 2/15/25 2/24 at 100.00 BBB+ 109,072
100 5.000%, 2/15/34 2/24 at 100.00 BBB+ 102,200
105 Camden County Improvement Authority, New Jersey, Health Care
Redevelopment Revenue Bonds, Cooper Health System Obligated
Group Issue, Series 2013A, 5.750%, 2/15/42
2/23 at 100.00 BBB+ 106,432
110 Camden County Improvement Authority, New Jersey, Lease Revenue
Bonds, Rowan University School of Osteopathic Medicine Project,
Refunding Series 2013A, 5.000%, 12/01/32
12/23 at 100.00 A 113,096
80 Cumberland County Improvement Authority, New Jersey, Guaranteed
Lease Revenue Bonds, County Correctional Facility Project, Series 2018,
4.000%, 10/01/43 - BAM Insured
10/28 at 100.00 AA 81,581
Delaware River Port Authority, New Jersey and
Pennsylvania, Revenue Bonds, Series 2018A:
175 5.000%, 1/01/37 1/29 at 100.00 A+ 192,076
125 5.000%, 1/01/38 1/29 at 100.00 A+ 136,874
295 Delaware River Port Authority, Pennsylvania and New Jersey, Revenue
Refunding Bonds, Port District Project, Series 2012, 5.000%, 1/01/27
1/23 at 100.00 A 298,584
245 Garden State Preservation Trust, New Jersey, Open Space and Farmland
Preservation Bonds, Series 2005A, 5.750%, 11/01/28 - AGM Insured
No Opt. Call AA 279,307

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NUW
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
Harrison, New Jersey, General Obligation Bonds, Parking
Utility Series 2018:
$ 35 3.125%, 3/01/31 - BAM Insured 3/28 at 100.00 AA $ 35,344
30 3.250%, 3/01/32 - BAM Insured 3/28 at 100.00 AA 30,405
50 3.500%, 3/01/36 - BAM Insured 3/28 at 100.00 AA 50,405
150 Hudson County Improvement Authority, New Jersey, County Secured
Lease Revenue Bonds, Hudson County Vocational Technical Schools
Project, Series 2016, 5.250%, 5/01/51
5/26 at 100.00 AA 161,235
100 Jersey City, New Jersey, General Obligation Bonds, Refunding General
Improvement Series 2017A, 5.000%, 11/01/29
11/27 at 100.00 AA- 113,626
100 Middlesex County Improvement Authority, New Jersey, Senior Revenue
Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A,
5.000%, 1/01/32 (5)
8/22 at 100.00 Caa3 68,399
125 Middlesex County, New Jersey, General Obligation Bonds, Refunding
Redevelopment Series 2017, 5.000%, 1/15/27
No Opt. Call AAA 141,975
20 Montclair Township, Essex County, New Jersey, General Obligation Bonds,
Refunding Parking Utility Series 2014A, 5.000%, 1/01/37
1/24 at 100.00 AAA 20,762
100 Montclair Township, Essex County, New Jersey, General Obligation Bonds,
Refunding School Series 2017B, 4.000%, 3/01/25
No Opt. Call AAA 105,794
New Brunswick Parking Authority, Middlesex County, New
Jersey, Guaranteed Parking Revenue Bonds, Refunding
Series 2016A:
300 5.000%, 9/01/32 - BAM Insured 9/26 at 100.00 AA 326,880
140 5.000%, 9/01/39 - BAM Insured 9/26 at 100.00 AA 150,808
25 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Foundation Academy Charter School, Series 2018A, 5.000%,
7/01/38
1/28 at 100.00 BBB- 25,883
New Jersey Economic Development Authority, Charter
School Revenue Bonds, North Star Academy Charter
School of Newark, Series 2017:
220 4.000%, 7/15/37 7/27 at 100.00 BBB- 213,268
25 5.000%, 7/15/47 7/27 at 100.00 BBB- 25,678
100 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Teaneck Community Charter School, Series 2017A, 5.125%,
9/01/52, 144A
9/27 at 100.00 BB 100,106
35 New Jersey Economic Development Authority, Fixed Rate Revenue Bonds,
Lions Gate Project, Series 2014, 5.250%, 1/01/44
1/24 at 100.00 N/R 35,003
100 New Jersey Economic Development Authority, Lease Revenue Bonds,
State House Project, Series 2017B, 4.500%, 6/15/40
12/28 at 100.00 Baa1 102,984
215 New Jersey Economic Development Authority, Natural Gas Facilities
Revenue Bonds, New Jersey Natural Gas Company Project, Refunding
Series 2011A, 2.750%, 8/01/39
8/24 at 100.00 A1 187,198
125 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%,
7/01/30
7/27 at 100.00 Baa3 124,376
55 New Jersey Economic Development Authority, Revenue Bonds, Provident
Group - Kean Properties LLC - Kean University Student Housing Project,
Series 2017A, 5.000%, 7/01/47
1/27 at 100.00 B 53,621
100 New Jersey Economic Development Authority, Revenue Bonds, Provident
Group - Rowan Properties LLC - Rowan University Student Housing
Project, Series 2015A, 5.000%, 1/01/48
1/25 at 100.00 Ba3 94,526
115 New Jersey Economic Development Authority, Revenue Bonds, The
Seeing Eye Inc., Refunding Series 2015, 5.000%, 3/01/25
No Opt. Call A 122,838

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
New Jersey Economic Development Authority, Revenue
Bonds, The Seeing Eye Inc., Refunding Series 2017:
$ 20 3.000%, 6/01/32 12/27 at 100.00 A $ 19,716
15 5.000%, 6/01/32 12/27 at 100.00 A 16,221
140 New Jersey Economic Development Authority, Revenue Bonds, United
Methodist Homes of New Jersey Obligated Group Issue, Refunding
Series 2013, 5.000%, 7/01/34
7/23 at 100.00 BB+ 140,552
40 New Jersey Economic Development Authority, Revenue Bonds, United
Methodist Homes of New Jersey Obligated Group Issue, Refunding
Series 2014A, 5.000%, 7/01/29
7/24 at 100.00 BB+ 40,632
155 New Jersey Economic Development Authority, Revenue Bonds, West
Campus Housing LLC - New Jersey City University Student Housing
Project, Series 2015, 5.000%, 7/01/47
7/25 at 100.00 BB- 144,547
100 New Jersey Economic Development Authority, Revenue Bonds, White
Horse HMT Urban Renewal LLC Project, Series 2020, 5.000%, 1/01/40,
144A
1/28 at 102.00 N/R 84,124
45 New Jersey Economic Development Authority, Rutgers University General
Obligation Lease Revenue Bonds, Tender Option Bond 2016-XF2357,
Formerly Tender Option Bond Trust 3359, 18.143%, 6/15/46, (Pre-
refunded 6/15/23), 144A, (IF) (7)
6/23 at 100.00 Aa3 (6) 50,134
935 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2005N-1, 5.500%, 9/01/27 - NPFG Insured
No Opt. Call Baa1 1,070,192
15 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ, 4.000%, 6/15/50
12/30 at 100.00 Baa1 14,586
145 New Jersey Educational Facilities Authority, Revenue Bonds, College of
New Jersey, Refunding Series 2016F, 3.000%, 7/01/40
7/26 at 100.00 A 124,168
100 New Jersey Educational Facilities Authority, Revenue Bonds, Kean
University, Refunding Series 2015H, 4.000%, 7/01/39 - AGM Insured
7/25 at 100.00 AA 101,188
50 New Jersey Educational Facilities Authority, Revenue Bonds, Montclair
State University, Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 A+ 51,752
New Jersey Educational Facilities Authority, Revenue
Bonds, Rider University, Series  2017F:
5 3.750%, 7/01/37 7/27 at 100.00 BB+ 4,287
100 4.000%, 7/01/42 7/27 at 100.00 BB+ 84,780
100 5.000%, 7/01/47 7/27 at 100.00 BB+ 98,590
75 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Series 2013D, 5.000%, 7/01/38
7/23 at 100.00 BBB+ 76,128
New Jersey Educational Facilities Authority, Revenue
Bonds, Seton Hall University, Series 2016C:
435 3.000%, 7/01/41 7/26 at 100.00 BBB+ 361,585
50 3.000%, 7/01/46 7/26 at 100.00 BBB+ 39,325
25 4.000%, 7/01/46 7/26 at 100.00 BBB+ 23,918
New Jersey Educational Facilities Authority, Revenue
Bonds, Stevens Institute of Technology, Series 2017A:
200 4.000%, 7/01/47 7/27 at 100.00 BBB+ 191,648
30 5.000%, 7/01/47 7/27 at 100.00 BBB+ 31,320
25 New Jersey Educational Facilities Authority, Revenue Bonds, The College
of Saint Elizabeth, Series 2016D, 5.000%, 7/01/46
7/26 at 100.00 BB 25,016
200 New Jersey Health Care Facilities Financing Authority, New Jersey,
Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011,
6.250%, 7/01/35
8/22 at 100.00 BB+ 200,410
80 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
AHS Hospital Corporation, Refunding Series 2016, 4.000%, 7/01/41
1/27 at 100.00 AA- 80,855

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NUW
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 230 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 AA- $ 238,885
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Hackensack Meridian Health Obligated
Group, Refunding Series 2017A:
150 5.000%, 7/01/28 7/27 at 100.00 AA- 169,241
150 5.000%, 7/01/57 7/27 at 100.00 AA- 158,350
110 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Hunterdon Medical Center, Refunding Series 2014A, 4.000%, 7/01/45
7/24 at 100.00 A+ 107,571
50 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Inspira Health Obligated Group Issue, Refunding Series 2016A, 4.000%,
7/01/41
7/26 at 100.00 AA- 50,352
360 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Inspira Health Obligated Group Issue, Series 2017A, 5.000%, 7/01/42,
(UB) (7)
7/27 at 100.00 AA- 381,661
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Palisades Medical Center Obligated
Group Issue, Refunding Series 2013:
85 5.250%, 7/01/31, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R (6) 87,848
20 5.250%, 7/01/31, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R (6) 20,633
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Princeton HealthCare System, Series
2016A:
25 5.000%, 7/01/32 7/26 at 100.00 AA 27,019
40 5.000%, 7/01/33 7/26 at 100.00 AA 43,103
30 5.000%, 7/01/34 7/26 at 100.00 AA 32,250
130 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Robert Wood Johnson University Hospital Issue, Series 2014A, 5.000%,
7/01/39
7/24 at 100.00 AA- 135,325
110 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Robert Wood Johnson University Hospital, Series 2013A, 5.500%,
7/01/43
7/23 at 100.00 AA- 112,757
125 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Refunding Series 2016A,
5.000%, 7/01/43
7/26 at 100.00 AA- 133,125
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Saint Joseph's Healthcare System
Obligated Group Issue, Refunding Series 2016:
10 3.000%, 7/01/32 7/26 at 100.00 BBB- 9,420
405 4.000%, 7/01/48 7/26 at 100.00 BBB- 391,262
100 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Saint Luke's Warren Hospital Obligated Group, Series 2013, 4.000%,
8/15/37, (Pre-refunded 8/15/23)
8/23 at 100.00 A- (6) 102,421
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, University Hospital Issue, Refunding Series
2015A:
130 4.125%, 7/01/38 - AGM Insured 7/25 at 100.00 AA 131,721
110 5.000%, 7/01/46 - AGM Insured 7/25 at 100.00 AA 113,534
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Valley Health System Obligated Group,
Series 2019:
50 4.000%, 7/01/44 7/29 at 100.00 A+ 50,033
205 3.000%, 7/01/49 7/29 at 100.00 A+ 155,447

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 50 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%,
10/01/38, 144A
10/26 at 102.00 N/R $ 41,590
130 New Jersey Housing & Mortgage Finance Agency, Multifamily Conduit
Revenue Bonds, Riverside Village Family Apartments Phase 1 Project,
Series 2019F, 1.350%, 12/01/22
No Opt. Call Aaa 129,890
120 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2015A, 4.000%, 11/01/45
11/24 at 100.00 AA- 118,704
270 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2016B, 3.600%, 11/01/40
11/25 at 100.00 AA- 266,031
435 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2018A, 3.875%, 11/01/38
11/27 at 100.00 AA- 437,714
100 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2019A, 2.900%, 11/01/39
11/28 at 100.00 AA- 91,350
200 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2019B, 1.500%, 5/01/23
No Opt. Call AA- 199,578
New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018A:
130 3.600%, 4/01/33 10/27 at 100.00 AA 132,750
80 3.750%, 10/01/35 10/27 at 100.00 AA 79,708
665 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2019C, 3.950%, 10/01/44, (UB) (7)
4/28 at 100.00 AA 665,020
250 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2020E, 2.250%, 10/01/40
4/29 at 100.00 AA 209,945
200 New Jersey Institute of Technology, New Jersey, General Obligation
Bonds, Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 A1 211,074
70 New Jersey State, General Obligation Bonds, Covid-19 Emergency Series
2020A, 4.000%, 6/01/32
No Opt. Call A3 77,309
100 New Jersey State, General Obligation Bonds, Various Purpose Series
2020, 2.250%, 6/01/35
12/27 at 100.00 A3 85,084
5,020 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.010%, 12/15/31
No Opt. Call Baa1 3,629,560
2,170 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009A, 0.000%, 12/15/39
No Opt. Call Baa1 1,045,940
255 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.250%, 6/15/41
6/25 at 100.00 Baa1 266,026
50 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A, 4.000%, 12/15/39
12/29 at 100.00 Baa1 50,598
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2019BB:
225 3.500%, 6/15/46 12/28 at 100.00 Baa1 198,511
100 4.000%, 6/15/50 12/28 at 100.00 Baa1 99,165
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2020AA:
30 4.000%, 6/15/45 12/30 at 100.00 Baa1 29,821
40 3.000%, 6/15/50 12/30 at 100.00 Baa1 32,328
70 5.000%, 6/15/50 12/30 at 100.00 Baa1 74,878
255 New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2015E,
5.000%, 1/01/45
1/25 at 100.00 A+ 267,258
200 Ocean City, New Jersey, General Obligation Bonds, General Improvement
Series 2019, 2.250%, 9/15/33
9/26 at 100.00 AA 178,380

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NUW
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 60 Rutgers State University, New Jersey, Revenue Bonds, Tender Option
Bond 2016-XF2356, Formerly Tender Option Bond Trust 3339, 18.183%,
5/01/43, (Pre-refunded 5/01/23), 144A, (IF) (7)
5/23 at 100.00 Aa3 (6) $ 66,193
300 Salem County Pollution Control Financing Authority, New Jersey, Revenue
Bonds, Atlantic City Electric Company Project, Refunding Series 2020,
2.250%, 6/01/29
No Opt. Call A 281,514
250 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Refunding Series 2019A, 5.000%, 11/01/31 - AGM
Insured
11/29 at 100.00 AA 283,840
30 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Series 2020A, 5.000%, 11/01/45
11/30 at 100.00 BBB+ 31,954
125 Sussex County, New Jersey, General Obligation Bonds, Series 2019,
3.000%, 6/01/27
6/26 at 100.00 AA+ 129,586
Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A:
215 4.000%, 6/01/37 6/28 at 100.00 A- 217,236
305 5.250%, 6/01/46 6/28 at 100.00 BBB+ 322,846
480 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BB+ 489,691
110 Union County Improvement Authority, New Jersey, General Obligation
Lease Bonds, Juvenile Detention Center Facility Project, Tender Option
Bond Trust 2015-XF1019, 24.463%, 5/01/30, 144A, (IF) (7)
No Opt. Call Aaa 233,118
170 Union County Utilities Authority, New Jersey, Solid Waste System County
Deficiency Revenue Bonds, Series 2011A, 5.000%, 6/15/41
8/22 at 100.00 Aaa 170,267
22,575 Total New Jersey 20,282,425
New York - 5.8%
500 Dormitory Authority of the State of New York, Revenue Bonds, School
Districts Financing Program, Series 2021A, 5.000%, 10/01/33 - AGM
Insured
10/29 at 100.00 AA 576,400
3,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call A2 3,614,850
1,500 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2017, 5.000%, 9/01/42
9/27 at 100.00 A 1,650,720
2,050 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2018, 5.000%, 9/01/39
9/28 at 100.00 A 2,287,616
1,390 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1, 5.000%, 11/15/50
5/30 at 100.00 A3 1,461,321
750 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Climate Certified Series 2020E, 5.000%,
11/15/30
No Opt. Call A3 841,320
1,230 New York City, New York, General Obligation Bonds, Fiscal 2021 Series C,
5.000%, 8/01/42
8/30 at 100.00 AA 1,374,045
315 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/43
12/23 at 100.00 Aa3 326,806
1,000 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A-2, 5.000%,
6/01/31
No Opt. Call N/R 1,122,080
3,000 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Subseries 2021A-1, 2.000%, 5/15/45, (Mandatory Put
5/15/26)
No Opt. Call AA+ 2,963,640
14,735 Total New York 16,218,798

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
North Carolina - 1.1%
$ 1,000 North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke
University Project, Refunding Series 2016B, 5.000%, 7/01/42
10/26 at 100.00 AA+ $ 1,094,210
North Carolina Turnpike Authority, Triangle Expressway
System Revenue Bonds, Refunding Senior Lien Series
2017:
1,095 5.000%, 1/01/31 - AGM Insured 1/27 at 100.00 AA 1,208,628
700 5.000%, 1/01/32 1/27 at 100.00 BBB 741,860
2,795 Total North Carolina 3,044,698
Ohio - 3.3%
570 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 BBB+ 550,358
8,690 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R 8,689,913
9,260 Total Ohio 9,240,271
Oklahoma - 0.1%
255 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B, 5.250%, 8/15/43
8/28 at 100.00 Baa3 247,161
Pennsylvania - 4.9%
160 Adams County, Pennsylvania, General Obligation Bonds, Series 2017B,
2.500%, 11/15/29
11/25 at 100.00 Aa2 161,376
50 Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Robert Morris University, Series 2017, 5.000%,
10/15/37
10/27 at 100.00 Baa3 51,194
465 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group Issue,
Series 2018A, 4.000%, 4/01/44
4/28 at 100.00 A 462,405
115 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, University of Pittsburgh Medical Center, Series 2019A,
4.000%, 7/15/35
7/29 at 100.00 A 117,195
220 Allegheny County, Pennsylvania, General Obligation Bonds, Series 2013C-
72, 5.250%, 12/01/32, (Pre-refunded 12/01/23)
12/23 at 100.00 AA- (6) 230,685
20 Allegheny County, Pennsylvania, General Obligation Bonds, Series
C69-C70 of 2012, 5.000%, 12/01/37, (Pre-refunded 12/01/22)
12/22 at 100.00 AA- (6) 20,238
230 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series
2017, 5.000%, 5/01/42, 144A
5/27 at 100.00 Ba3 236,431
105 Avon Grove School District, Chester County, Pennsylvania, General
Obligation Bonds, Series 2021A, 4.000%, 11/15/37
5/29 at 100.00 AA 108,780
140 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2005A, 4.000%, 1/01/35 (5)
No Opt. Call N/R 175
10 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2008A, 2.700%, 4/01/35 (5)
No Opt. Call N/R 13
250 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series
2006B, 3.500%, 12/01/35 (5)
No Opt. Call N/R 312

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NUW
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 380 Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017, 5.000%,
11/01/50
11/27 at 100.00 BB- $ 295,465
155 Berks County Industrial Development Authority, Pennsylvania, Healthcare
Facilities Revenue Bonds, Highlands at Wyomissing, Series 2017A,
5.000%, 5/15/42
5/27 at 100.00 BBB 159,771
15 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,  Alvernia
University Project, Series 2020, 5.000%, 10/01/39
10/29 at 100.00 BB+ 15,080
125 Bethel Park School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Refunding Series 2016, 4.000%, 8/01/33
8/26 at 100.00 Aa2 131,540
45 Boyertown Area School District, Berks and Montgomery Counties,
Pennsylvania, General Obligation Bonds, Series 2015, 5.000%, 10/01/38
4/24 at 100.00 AA- 47,228
155 Bucks County Industrial Development Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series
2021, 3.000%, 8/15/53
8/30 at 100.00 A- 117,792
70 Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, School Lane Charter School Project, Series 2016, 5.125%,
3/15/36
3/27 at 100.00 BBB- 73,568
20 Bucks County Water and Sewer Authority, Pennsylvania, Water System
Revenue Bonds, Series 2020, 2.125%, 12/01/45
12/28 at 100.00 AA 14,107
115 Canon-McMillan School District, Washington County, Pennsylvania,
General Obligation Bonds, Series 2014D, 5.000%, 12/15/39
12/24 at 100.00 AA 120,571
100 Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Mount Nittany Medical Center Project, Series 2016A, 5.000%, 11/15/46,
(Pre-refunded 11/15/25)
11/25 at 100.00 AA- (6) 110,189
75 Chester County Health and Education Facilities Authority, Pennsylvania,
Health System Revenue Bonds, Main Line Health System, Series 2017A,
4.000%, 10/01/37
10/27 at 100.00 AA 76,049
190 Chester County Health and Education Facilities Authority, Pennsylvania,
Health System Revenue Bonds, Main Line Health System, Series 2020A,
4.000%, 9/01/50
9/30 at 100.00 AA 190,346
35 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2019, 5.000%,
12/01/51
12/25 at 103.00 N/R 33,443
20 Chester County Industrial Development Authority, Pennsylvania, Avon
Grove Charter School Revenue Bonds, Series 2017A, 5.000%, 12/15/47
12/27 at 100.00 BBB- 20,439
15 Chester County Industrial Development Authority, Pennsylvania, Student
Housing Revenue Bonds, University Student Housing, LLC Project at
West Chester University Series 2013A, 5.000%, 8/01/45
8/23 at 100.00 Ba2 15,017
35 Clarion County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Clarion University Foundation Inc. Student Housing Project at
Clarion University, Series 2014A, 5.000%, 7/01/45
7/24 at 100.00 A1 36,277
100 Colonial School District, Montgomery County, Pennsylvania, General
Obligation Bonds, Series 2020, 5.000%, 2/15/44
2/27 at 100.00 Aaa 109,539
Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series
2018:
40 5.000%, 6/01/33 6/28 at 100.00 A1 43,906
155 4.000%, 6/01/39 - AGM Insured 6/28 at 100.00 AA 156,875
200 4.000%, 6/01/39 - AGM Insured, (UB) (7) 6/28 at 100.00 AA 202,420
70 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Asbury Pennsylvania Obligated Group,  Refunding Series 2019, 5.000%,
1/01/45
1/25 at 104.00 N/R 70,570

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2015:
$ 45 4.000%, 1/01/33 1/25 at 100.00 N/R $ 45,349
20 4.000%, 1/01/33, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R (6) 21,077
60 4.000%, 1/01/33, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R (6) 63,231
65 5.000%, 1/01/38 1/25 at 100.00 N/R 66,992
55 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R (6) 59,298
15 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R (6) 16,172
100 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2016, 5.000%, 1/01/29
1/26 at 100.00 BBB+ 105,113
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2019A:
25 4.125%, 1/01/38 1/29 at 100.00 BBB+ 25,443
5 5.000%, 1/01/39, (Pre-refunded 1/01/29) 1/29 at 100.00 N/R (6) 5,824
25 5.000%, 1/01/39 1/29 at 100.00 N/R 26,488
100 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Dickinson College Project, Second Series 2017A, 5.000%, 11/01/39
11/27 at 100.00 A+ 107,794
200 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Penn State Health, Series 2019, 4.000%, 11/01/44
11/29 at 100.00 A+ 199,448
30 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University Project, Series 2019, 5.000%, 5/01/48
5/29 at 100.00 Baa3 30,089
30 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University, Series 2014, 5.000%, 5/01/37
5/24 at 100.00 Baa3 30,167
55 Dauphin County General Authority, Pennsylvania, Health System Revenue
Bonds, Pinnacle Health System Project, Refunding Series 2016A,
5.000%, 6/01/35
6/26 at 100.00 A 57,747
Delaware River Joint Toll Bridge Commission, New Jersey
and Pennsylvania, Bridge System Revenue Bonds, Series
2017:
245 5.000%, 7/01/42 7/27 at 100.00 A1 267,690
540 5.000%, 7/01/47 7/27 at 100.00 A1 584,269
295 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2019A, 5.000%,
7/01/28
No Opt. Call A1 341,822
225 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Series 2016A, 5.000%, 7/01/41
7/26 at 100.00 BBB- 225,432
25 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Series 2019A, 4.000%, 7/01/45
7/29 at 100.00 BBB- 20,648
150 Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn
Highlands Healthcare, Series 2018, 5.000%, 7/15/48
1/28 at 100.00 A- 157,308
30 East Hempfield Township Industrial Development Authority, Pennsylvania,
Student Services Inc - Student Housing Project at Millersville University,
Series 2014, 5.000%, 7/01/46, (Pre-refunded 7/01/24)
7/24 at 100.00 N/R (6) 31,838
100 East Hempfield Township Industrial Development Authority, Pennsylvania,
Student Services Inc - Student Housing Project at Millersville University,
Series 2015, 5.000%, 7/01/47, (Pre-refunded 7/01/25)
7/25 at 100.00 N/R (6) 108,982
25 Easton Area School District, Northampton County, Pennsylvania, General
Obligation Bonds, Series 2020B, 5.000%, 2/01/31
2/28 at 100.00 Aa2 28,664
60 Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds,
Gannon University, Series 2016, 4.000%, 5/01/46
11/26 at 100.00 BBB+ 56,984

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NUW
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 75 General Authority of Southcentral Pennsylvania, Revenue Bonds, AICUP
Financing Program-York College of Pennsylvania, Series 2017 PP4,
3.375%, 11/01/37
10/27 at 100.00 A- $ 71,572
Huntingdon County General Authority, Pennsylvania,
Revenue Bonds, Juniata College, Series 2016OO2:
15 3.250%, 5/01/36 5/26 at 100.00 BBB 13,580
35 3.500%, 5/01/41 5/26 at 100.00 BBB 30,988
20 Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue
Bonds, Masonic Villages Project, Series 2015, 5.000%, 11/01/35
5/25 at 100.00 A 20,909
40 Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue
Bonds, Saint Anne's Retirement Community, Inc., Series 2020, 5.000%,
3/01/50
3/27 at 102.00 BB+ 38,776
100 Lancaster County Hospital Authority, Revenue Bonds, University of
Pennsylvania Health System, Refunding Series 2016B, 5.000%, 8/15/46
8/26 at 100.00 AA 105,595
155 Lancaster County Hospital Authority, Revenue Bonds, University of
Pennsylvania Health System, Series 2016A, 5.000%, 8/15/42
8/26 at 100.00 AA 164,695
55 Lancaster Industrial Development Authority, Pennsylvania, Revenue
Bonds, Garden Spot Village Project, Series 2013, 5.750%, 5/01/35, (Pre-
refunded 5/01/23)
5/23 at 100.00 N/R (6) 56,723
25 Lancaster School District, Lancaster County, Pennsylvania, General
Obligation Bonds, Series 2020, 4.000%, 6/01/35 - AGM Insured
12/28 at 100.00 AA 26,361
Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Series 2013A:
105 5.125%, 12/01/47, (Pre-refunded 12/01/23) 12/23 at 100.00 N/R (6) 109,928
95 5.125%, 12/01/47 12/23 at 100.00 A 98,894
100 Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds,
Good Shepherd Group, Refunding Series 2016, 4.000%, 11/01/41
5/26 at 100.00 A- 100,257
40 Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds,
Good Shepherd Group, Series 2012, 4.000%, 11/01/32, (Pre-refunded
11/01/22)
11/22 at 100.00 A- (6) 40,248
195 Lehighton Area School District, Carbon County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2015A, 5.000%, 11/15/43 - BAM
Insured
11/23 at 100.00 AA 202,638
100 Monroe County Industrial Development Authority, Pennsylvania, Special
Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014,
6.875%, 7/01/33, 144A
7/24 at 100.00 N/R 99,424
50 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2018A, 5.000%, 9/01/48
9/28 at 100.00 A 53,435
Montgomery County Higher Education and Health
Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson
University, Series 2019:
50 4.000%, 9/01/44 9/29 at 100.00 A 50,186
25 4.000%, 9/01/49 9/29 at 100.00 A 24,718
200 Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network
Issue, Series 2015A, 5.250%, 1/15/45, (Pre-refunded 1/15/25)
1/25 at 100.00 Ba1 (6) 215,818
200 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, ACTS Retirement-Life Communities, Inc. Obligated
Group, Series 2016, 5.000%, 11/15/36
11/26 at 100.00 A- 210,936
90 Northampton County General Purpose Authority, Pennsylvania, Revenue
Bonds, Lafayette College, Refunding Series 2018, 4.000%, 11/01/38
11/28 at 100.00 Aa3 93,776

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 55 Northampton County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Morningstar Senior Living, Inc., Series 2019, 5.000%,
11/01/44
11/26 at 103.00 BB+ $ 55,095
55 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2006A, 2.550%, 11/01/41 (5)
No Opt. Call N/R 69
90 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project,
Series 2009A, 6.400%, 12/01/38 (5)
9/25 at 100.00 Caa1 55,800
140 Pennsylvania Economic Development Financing Authority, Parking System
Revenue Bonds, Capitol Region Parking System, Series 2013A, 5.250%,
1/01/44 - AGM Insured
1/24 at 100.00 AA 144,922
250 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, Pennsylvania-American Water Company, Refunding Series 2019,
3.000%, 4/01/39
10/29 at 100.00 A+ 227,750
35 Pennsylvania Higher Educational Facilites Authority,  Revenue Bonds, Holy
Family University, Series 2013A, 6.500%, 9/01/38
9/23 at 100.00 BBB- 36,777
120 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Philadelphia University, Refunding Series 2013, 5.000%, 6/01/32, (Pre-
refunded 6/01/23)
6/23 at 100.00 N/R (6) 123,421
45 Pennsylvania HIgher Educational Facilities Authority, Revenue Bonds,
Thomas Jefferson University, Series 2012, 5.000%, 3/01/42, (Pre-
refunded 9/01/22)
9/22 at 100.00 A (6) 45,127
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, University of the Sciences in Philadelphia,
Series 2012:
35 4.000%, 11/01/39 11/22 at 100.00 Baa1 35,012
60 5.000%, 11/01/42 11/22 at 100.00 Baa1 60,227
300 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University Properties Inc. Student Housing Project at East Stroudsburg
University of Pennsylvania, Series 2016A, 5.000%, 7/01/35
7/26 at 100.00 Baa3 305,745
95 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Widener University, Series 2013A, 5.500%, 7/15/38, (Pre-refunded
7/15/23)
7/23 at 100.00 A- (6) 98,495
45 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-119, 3.500%, 10/01/36
4/25 at 100.00 AA+ 43,937
370 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-120, 3.200%, 4/01/40
10/25 at 100.00 AA+ 337,089
90 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-121, 3.200%, 10/01/41
10/25 at 100.00 AA+ 81,162
360 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-121, 3.200%, 10/01/41, (UB) (7)
10/25 at 100.00 AA+ 324,648
65 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-123B, 3.450%, 10/01/32
10/26 at 100.00 AA+ 65,064
50 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-125B, 3.700%, 10/01/47
4/27 at 100.00 AA+ 48,261
250 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-129, 3.350%, 10/01/45
10/28 at 100.00 AA+ 223,090
125 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-130A, 3.000%, 10/01/46
10/28 at 100.00 AA+ 104,020
45 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2020-133, 2.500%, 10/01/45
10/29 at 100.00 AA+ 34,455

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NUW
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 100 Pennsylvania Turnpike Commission, Motor License Fund-Enhanced
Turnpike Special Revenue Bonds, Subordinate Series 2014A, 0.000%,
12/01/37
12/26 at 100.00 AA- $ 104,654
100 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds,
Subordinate Series 2018B, 5.000%, 12/01/48
12/28 at 100.00 A+ 107,586
585 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015B, 5.000%, 12/01/45
12/25 at 100.00 A1 614,361
50 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate
Series 2021A, 4.000%, 12/01/50
12/30 at 100.00 A 48,645
25 Philadelphia Authority for Industrial Development, Pennsylvania, Charter
School Revenue Bonds, Philadelphia Performing Arts: A String Theory
Charter School, Series 2020, 5.000%, 6/15/50, 144A
6/28 at 100.00 BB+ 25,001
70 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, La Salle University, Series 2017, 3.625%, 5/01/35
11/27 at 100.00 BB+ 58,423
50 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, University of the Arts, Series 2017, 5.000%, 3/15/45, 144A
3/28 at 100.00 BB 49,066
105 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General
Ordinance, Sixteenth Series 2020A, 5.000%, 8/01/50 - AGM Insured
8/30 at 100.00 AA 117,747
150 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General
Ordinance, Fifteenth Series 2017, 5.000%, 8/01/47
8/27 at 100.00 A 158,165
125 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding
Thirteenth Series 2015, 5.000%, 8/01/30
8/25 at 100.00 A 134,282
100 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health System
Obligated Group, Series of 2017, 5.000%, 7/01/30
7/27 at 100.00 BBB- 108,259
100 Pittsburgh and Allegheny County Sports and Exhibition Authority,
Pennsylvania, Parking Revenue Bonds, Series 2017, 5.000%, 12/15/34
12/27 at 100.00 A 112,677
15 PIttsburgh School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Series 2014A, 5.000%, 9/01/25 - BAM Insured
9/22 at 100.00 AA 15,044
20 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer
System Revenue Bonds, First Lien Series 2020B, 4.000%, 9/01/45 - AGM
Insured
9/30 at 100.00 AA 20,358
25 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer
System Revenue Bonds, Refunding Subordinate Series 2019B, 4.000%,
9/01/34 - AGM Insured
9/29 at 100.00 AA 26,670
400 Pittsburgh, Pennsylvania, General Obligation Bonds, Series  2012B,
5.000%, 9/01/26, (Pre-refunded 9/01/22)
9/22 at 100.00 AA- (6) 401,180
200 Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Lehigh Valley Health Network, Series 2016B, 5.000%, 7/01/45
1/27 at 100.00 A+ 210,892
35 Rostraver Township, Westmoreland County, Pennsylvania, General
Obligation Bonds, Series 2018, 3.500%, 9/01/34 - AGM Insured
9/25 at 100.00 AA 35,447
80 Scranton, Lackawanna County, Pennsylvania, General Obligation Notes,
Series 2016, 5.000%, 11/15/32
5/24 at 100.00 BB+ 81,731
100 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 5.000%,
6/01/46
6/26 at 100.00 BB+ 100,062
210 Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan
Health Obligated Group, Series 2019A, 5.000%, 6/01/49
6/29 at 100.00 Aa3 224,645
10 The Redevelopment Authority of the City of Scranton, Lackawanna county,
Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A, 5.000%,
11/15/28
5/24 at 100.00 BB+ 9,962

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 40 Upper Allegheny Joint Sanitary Authority, Allegheny County, Pennsylvania,
Sewer Revenue Bonds, Refunding Series 2019A, 3.000%, 9/01/44 - AGM
Insured
9/29 at 100.00 AA $ 35,188
100 Upper Dublin School District, Montgomery County, Pennsylvania, General
Obligation Bonds, Series 2021A, 4.000%, 9/15/38
3/29 at 100.00 Aa3 102,982
145 Washington County Industrial Development Authority, Pennsylvania,
College Revenue Bonds, AICUP Financing Program-Washington and
Jefferson College Project, Series 2017-PP5, 3.375%, 11/01/36
11/27 at 100.00 BBB+ 133,159
15 Washington County Redevelopment Authority, Pennsylvania, Tanger
Outlet Victory Center Tax Increment Bonds, Series 2018, 5.000%,
7/01/35
1/28 at 100.00 BB 15,234
15 Westmoreland County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Excela Health Project, Series 2020A, 4.000%, 7/01/37
1/31 at 100.00 Baa1 14,835
Williamsport Sanitary Authority, Lycoming County,
Pennsylvania, Sewer Revenue Bonds, Series 2021.:
100 5.000%, 1/01/25 - BAM Insured No Opt. Call AA 107,666
25 5.000%, 1/01/28 - BAM Insured No Opt. Call AA 28,799
13,950 Total Pennsylvania 13,595,208
Puerto Rico - 2.9%
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
3,329 4.500%, 7/01/34 7/25 at 100.00 N/R 3,375,806
3,740 4.550%, 7/01/40 7/28 at 100.00 N/R 3,770,705
72 5.000%, 7/01/58 7/28 at 100.00 N/R 72,804
710 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 N/R 715,829
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2:
10 4.329%, 7/01/40 7/28 at 100.00 N/R 9,925
10 4.329%, 7/01/40 7/28 at 100.00 N/R 9,925
49 4.784%, 7/01/58 7/28 at 100.00 N/R 48,987
7,920 Total Puerto Rico 8,003,981
South Carolina - 1.6%
5,435 Piedmont Municipal Power Agency, South Carolina, Electric Revenue
Bonds, Series 2004A-2, 0.010%, 1/01/29 - AGC Insured
No Opt. Call AA 4,547,519
Tennessee - 3.4%
2,000 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Belmont
University, Refunding & Improvement Series 2021, 4.000%, 5/01/46
5/31 at 100.00 N/R 1,957,540
135 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt
University Medical Center, Series 2016A, 5.000%, 7/01/46
7/26 at 100.00 A3 142,946
605 Metropolitan Government of Nashville-Davidson County, Tennessee,
Water and Sewerage Revenue Bonds, Green Series 2017A, 5.000%,
7/01/42
7/27 at 100.00 AA 669,191
4,000 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006B, 5.625%, 9/01/26
No Opt. Call BBB 4,407,920
2,160 West Wilson Utility District, Wilson County, Tennessee, Water Revenue
Bonds, Improvement Series 2022, 4.000%, 6/01/47
6/32 at 100.00 N/R 2,176,718
8,900 Total Tennessee 9,354,315

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NUW
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas - 10.5%
$ 1,000 Austin Community College District Public Facility Corporation, Texas,
Lease Revenue Bonds, Highland Campus - Building 3000 Project, Series
2018A, 5.000%, 8/01/42
8/27 at 100.00 AA $ 1,094,090
1,000 Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series
2017, 5.000%, 11/15/35
11/26 at 100.00 AA 1,090,910
500 Bexar County Hospital District, Texas, Certificates of Obligation, Series
2020, 5.000%, 2/15/45
2/29 at 100.00 Aa1 555,125
Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien Series 2020A:
745 5.000%, 1/01/40 1/30 at 100.00 A- 813,264
1,855 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Frst Tier Series 2013A, 5.500%, 4/01/53, (Pre-refunded 10/01/23)
10/23 at 100.00 A+ (6) 1,939,699
1,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding First Lien Series
2021A, 5.000%, 8/15/30
No Opt. Call Aa2 1,195,320
Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series
2001B:
3,000 0.000%, 9/01/32 - AMBAC Insured No Opt. Call A 2,131,920
7,935 0.000%, 9/01/33 - AMBAC Insured No Opt. Call A 5,390,801
1,430 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2020A, 5.000%, 5/15/50
5/30 at 100.00 A+ 1,564,492
915 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2015B, 5.000%, 1/01/45
1/25 at 100.00 A+ 956,806
250 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%,
2/15/41
8/26 at 100.00 AA 268,043
1,600 Texas Private Activity Bond Surface Transporation Corporation, Revenue
Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes
Project, Refunding Senior Lien Series 2019A, 5.000%, 12/31/35
12/29 at 100.00 Baa2 1,725,072
7,635 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2016, 4.000%, 10/15/41
10/26 at 100.00 AAA 7,844,581
2,500 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2017A, 4.000%, 10/15/42, (UB) (7)
10/27 at 100.00 AAA 2,572,025
31,365 Total Texas 29,142,148
Utah - 0.5%
1,405 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2017B, 5.000%, 7/01/42
7/27 at 100.00 A 1,523,076
Virginia - 1.0%
1,160 Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/51
7/26 at 100.00 BBB 1,213,789
1,400 Chesapeake, Virginia, Transportation System Senior Toll Road Revenue
Bonds, Capital Appreciation Series 2012B, 0.000%, 7/15/40 (4)
7/28 at 100.00 BBB+ 1,429,106
2,560 Total Virginia 2,642,895
Washington - 4.4%
3,330 Chelan County Public Utility District 1, Washington, Columbia River-Rock
Island Hydro-Electric System Revenue Refunding Bonds, Series 1997A,
0.000%, 6/01/29 - NPFG Insured
No Opt. Call AA+ 2,750,980
3,890 University of Washington, General Revenue Bonds, Refunding Series
2021A, 5.000%, 4/01/46
4/31 at 100.00 Aaa 4,421,997

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
$ 690 Washington Health Care Facilities Authority, Revenue Bonds, Virginia
Mason Medical Center, Series 2017, 5.000%, 8/15/30
8/27 at 100.00 BBB- $ 745,952
2,140 Washington State Convention Center Public Facilities District, Lodging Tax
Revenue Bonds, Refunding Series2021B. Exchange Purchase, 4.000%,
7/01/43
7/31 at 100.00 Baa1 2,140,235
2,165 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Refunding Subordinate Series 2021B.  Exchange
Purchase, 4.000%, 7/01/43
7/31 at 100.00 Baa3 2,076,473
12,215 Total Washington 12,135,637
West Virginia - 1.8%
235 West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell
Huntington Hospital, Inc. Project, Refunding & Improvement Series
2018A, 5.000%, 1/01/36
1/29 at 100.00 BBB+ 249,803
2,000 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Refunding & Improvement Series
2019A, 5.000%, 9/01/39
9/29 at 100.00 Baa1 2,135,400
1,000 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
West Virginia United Health System Obligated Group, Refunding &
Improvement Series 2013A, 5.500%, 6/01/44, (Pre-refunded 6/01/23)
6/23 at 100.00 A (6) 1,033,380
1,430 West Virginia Parkways Authority, Turnpike Toll Revenue Bonds, Senior
Lien Series 2018, 5.000%, 6/01/43
6/28 at 100.00 AA- 1,575,602
4,665 Total West Virginia 4,994,185
$ 290,600 Total Municipal Bonds (cost $269,602,691) 277,623,156
Shares Description (1) Value
X 1,011,865 COMMON STOCKS - 0.4%
X 1,011,865
Independent Power and Renewable Electricity Producers - 0.4%
14,686 Energy Harbor Corp (8),(9),(10) $ 1,011,865
Total Common Stocks (cost $407,801) 1,011,865
Total Long-Term Investments (cost $270,010,492) 278,635,021
Floating Rate Obligations - (1.1)% (3,185,000)
Other Assets Less Liabilities -  0.7%(11) 2,140,183
Net Assets Applicable to Common Shares - 100% $ 277,590,204
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note (200) 9/22 $ (24,030,850) $ (24,228,125) $ (197,275)

Nuveen AMT-Free Municipal Value Fund
(continued)
Portfolio of Investments
July 31, 2022
(Unaudited)

NUW
the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 277,623,156 $ – $ 277,623,156
Common Stocks – 1,011,865 – 1,011,865
Investments in Derivatives:
Futures Contracts* (197,275) – – (197,275)
Total
$ (197,275) $ 278,635,021 $ – $ 278,437,746
* Represents net unrealized appreciation (depreciation).
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(8) For fair value measurement disclosure purposes, investment classified as Level 2.
(9) Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35; Beaver
County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project,
Series 2006A, 4.375%, 1/01/35; Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds,
FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35; and Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41.
(10) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.